Shareholder Report, Average Annual Return (Details)				12 Months Ended	23 Months Ended	45 Months Ended	60 Months Ended	86 Months Ended
	Dec. 01, 2022	Jan. 28, 2021	Sep. 05, 2017	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
C000228990
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Main International ETF
C000190408
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Main Sector Rotation ETF
C000223946
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Main Thematic Innovation ETF
Without Sales Load [Member] | C000228990
Average Annual Return [Line Items]
Average Annual Return, Percent				20.39%	9.87%
Without Sales Load [Member] | C000190408
Average Annual Return [Line Items]
Average Annual Return, Percent				30.56%			13.44%	12.28%
Without Sales Load [Member] | C000223946
Average Annual Return [Line Items]
Average Annual Return, Percent				40.41%		(8.25%)
MSCI ACWI ex USA Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Average Annual Return, Percent				24.33%	11.04%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent				38.02%			15.27%	14.43%
MSCI ACWI Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Net
Average Annual Return, Percent				32.79%		8.40%